UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

September 30, 2012

1.808781.108

NMI-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.4%
		Principal Amount (c)	Value
Bermuda - 0.3%
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		$ 8,960,000	$ 9,352,269
5% 10/19/25 (e)		10,665,000	11,862,040
TOTAL BERMUDA			21,214,309
Brazil - 0.7%
Banco Do Brasil SA 3.875% 1/23/17		13,020,000	13,523,874
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		11,330,000	13,503,094
Globo Comunicacoes e Participacoes SA 4.875% 4/11/22 (e)		5,730,000	6,188,400
Vale SA 5.625% 9/11/42		15,620,000	15,890,554
TOTAL BRAZIL			49,105,922
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		11,565,000	13,531,050
Cayman Islands - 3.1%
Grupo Aval Ltd. 4.75% 9/26/22 (e)		7,740,000	7,633,575
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(h)		55,950,000	58,188,000
Odebrecht Finance Ltd. 7.5% (e)(f)		19,716,000	20,948,250
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15		8,970,000	9,216,496
3.5% 2/6/17		19,795,000	20,692,505
5.375% 1/27/21		21,320,000	24,022,758
5.75% 1/20/20		11,655,000	13,284,346
6.75% 1/27/41		11,050,000	13,714,641
8.375% 12/10/18		30,785,000	39,164,677
TOTAL CAYMAN ISLANDS			206,865,248
Chile - 0.4%
Banco de Credito e Inversiones 3% 9/13/17 (e)		6,640,000	6,640,000
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		7,890,000	10,112,100
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		6,265,000	6,846,680
TOTAL CHILE			23,598,780
Colombia - 0.2%
BanColombia SA 5.95% 6/3/21		9,645,000	10,850,625
Costa Rica - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		5,571,000	6,183,810
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Croatia - 0.1%
Agrokor d.d. 8.875% 2/1/20 (e)(g)		$ 3,685,000	$ 3,685,000
Georgia - 0.3%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		11,770,000	12,093,675
JSC Georgian Railway 7.75% 7/11/22 (e)		7,775,000	8,746,875
TOTAL GEORGIA			20,840,550
Indonesia - 1.6%
Indonesia Eximbank 3.75% 4/26/17 (Reg. S)		11,490,000	11,920,875
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		7,880,000	8,815,750
PT Pertamina Persero:
4.875% 5/3/22 (e)		11,810,000	12,636,700
5.25% 5/23/21 (e)		38,670,000	42,440,325
6% 5/3/42 (e)		11,810,000	12,754,800
6.5% 5/27/41 (e)		12,970,000	14,785,800
TOTAL INDONESIA			103,354,250
Ireland - 1.2%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		7,760,000	8,419,600
5.45% 11/22/17 (e)		13,735,000	14,936,813
6.025% 7/5/22 (e)		13,340,000	14,874,100
6.8% 11/22/25 (e)		18,925,000	22,189,563
6.902% 7/9/20 (e)		17,740,000	20,755,800
TOTAL IRELAND			81,175,876
Israel - 0.3%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		17,770,000	19,013,900
Kazakhstan - 0.2%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		6,375,000	6,980,625
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		6,250,000	6,679,688
TOTAL KAZAKHSTAN			13,660,313
Luxembourg - 1.6%
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		3,830,000	4,514,613
9.25% 4/23/19 (e)		4,770,000	6,201,000
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		14,415,000	15,801,723
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		16,195,000	19,029,125
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
RSHB Capital SA:
5.298% 12/27/17 (e)		$ 25,145,000	$ 26,558,149
6% 6/3/21 (e)		8,635,000	8,774,887
9% 6/11/14 (e)		22,515,000	24,964,632
TOTAL LUXEMBOURG			105,844,129
Malaysia - 0.3%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		11,805,000	17,552,855
Mexico - 3.2%
Comision Federal de Electricid:
4.875% 5/26/21 (e)		9,855,000	11,012,963
5.75% 2/14/42 (e)		12,610,000	14,123,200
Petroleos Mexicanos:
5.5% 1/21/21		51,435,000	60,230,385
5.5% 6/27/44		42,205,000	46,003,450
6% 3/5/20		9,030,000	10,858,575
6.5% 6/2/41		30,920,000	38,541,780
6.625% (e)(f)		25,100,000	26,631,100
TOTAL MEXICO			207,401,453
Netherlands - 2.8%
Access Finance BV 7.25% 7/25/17 (e)		7,545,000	7,884,525
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	5,100,000	458,763
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		4,370,000	4,970,875
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		13,339,000	15,273,155
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		8,975,000	10,770,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		12,745,000	15,325,863
7% 5/5/20 (e)		7,545,000	9,290,159
8.375% 7/2/13 (e)		6,445,000	6,750,493
9.125% 7/2/18 (e)		11,910,000	15,379,383
11.75% 1/23/15 (e)		35,260,000	42,576,450
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		4,680,000	5,545,800
7.75% 10/17/16 (Reg. S)		7,915,000	9,379,275
7.75% 1/20/20 (e)		10,600,000	13,329,500
7.875% 6/29/37 (Reg. S)		10,785,000	13,993,538
8% 8/7/19 (e)		11,230,000	14,177,875
TOTAL NETHERLANDS			185,105,654
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Philippines - 1.1%
National Power Corp. 6.875% 11/2/16 (e)		$ 13,935,000	$ 16,303,950
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		19,185,000	24,700,688
7.39% 12/2/24 (e)		22,865,000	31,668,025
TOTAL PHILIPPINES			72,672,663
Russia - 0.1%
Russian Railways JSC 5.739% 4/3/17		5,530,000	6,152,125
Singapore - 0.4%
DBS Bank Ltd. 3.625% 9/21/22 (e)		19,745,000	20,288,777
Oversea-Chinese Banking Corp. Ltd. 3.15% 3/11/23 (e)		6,250,000	6,272,500
TOTAL SINGAPORE			26,561,277
South Africa - 0.2%
TransCanada PipeLines Ltd. 4% 7/26/22 (e)		10,255,000	10,357,550
Sri Lanka - 0.1%
Bank of Ceylon 6.875% 5/3/17 (e)		3,100,000	3,301,500
Sweden - 0.2%
PKO Finance AB 4.63% 9/26/22 (e)		15,880,000	15,938,756
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		16,790,000	21,575,150
Turkey - 0.6%
Turkiye Garanti Bankasi A/S:
2.9551% 4/20/16 (e)(h)		14,140,000	13,503,700
4% 9/13/17 (e)		8,575,000	8,617,875
5.25% 9/13/22 (e)		15,625,000	15,722,656
TOTAL TURKEY			37,844,231
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		21,550,000	21,711,625
United Kingdom - 0.1%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		9,160,000	8,862,300
United States of America - 1.6%
Pemex Project Funding Master Trust:
5.75% 3/1/18		10,255,000	11,988,095
6.625% 6/15/35		29,735,000	37,436,365
6.625% 6/15/38		7,095,000	8,886,488
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
United States of America - continued
Pemex Project Funding Master Trust: - continued
8.625% 2/1/22		$ 28,592,000	$ 36,812,200
SB Cap SA 6.125% 2/7/22 (e)		9,920,000	10,954,557
TOTAL UNITED STATES OF AMERICA			106,077,705
Venezuela - 6.8%
Petroleos de Venezuela SA:
4.9% 10/28/14		75,790,000	68,438,370
5.375% 4/12/27		75,585,000	46,862,700
5.5% 4/12/37		104,395,000	63,419,963
8.5% 11/2/17 (e)		134,560,000	121,440,400
9% 11/17/21 (Reg. S)		81,770,000	70,117,775
9.75% 5/17/35 (e)		38,545,000	32,185,075
12.75% 2/17/22 (e)		46,500,000	47,430,000
TOTAL VENEZUELA			449,894,283
TOTAL NONCONVERTIBLE BONDS (Cost $1,704,178,293)			1,869,932,889
Government Obligations - 64.0%

Argentina - 0.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		35,141,290	27,673,766
2.5% 12/31/38 (d)		56,555,000	20,840,518
TOTAL ARGENTINA			48,514,284
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (e)		8,485,000	8,485,000
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		5,515,000	5,920,573
Bahamas (Nassau) - 0.3%
Bahamian Republic 6.95% 11/20/29 (e)		16,996,000	20,055,280
Barbados - 0.3%
Barbados Government:
7% 8/4/22 (e)		10,256,000	10,358,560
7.25% 12/15/21 (e)		5,695,000	5,837,375
TOTAL BARBADOS			16,195,935
Government Obligations - continued
		Principal Amount (c)	Value
Belarus - 0.7%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 24,815,000	$ 24,504,813
8.95% 1/26/18		21,155,000	20,837,675
TOTAL BELARUS			45,342,488
Belize - 0.1%
Belize Government 8.5% 2/20/29 (b)(e)		14,187,600	5,533,164
Bermuda - 0.4%
Bermuda Government:
4.138% 1/3/23 (e)		12,560,000	13,219,400
5.603% 7/20/20 (e)		13,545,000	15,712,200
TOTAL BERMUDA			28,931,600
Brazil - 4.4%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		11,045,000	13,254,000
Brazilian Federative Republic:
2.625% 1/5/23		19,530,000	19,510,470
5.625% 1/7/41		33,915,000	43,326,413
7.125% 1/20/37		35,665,000	53,900,515
8.25% 1/20/34		19,230,000	31,777,575
10.125% 5/15/27		28,547,000	51,598,703
12.25% 3/6/30		32,865,000	67,208,925
12.75% 1/15/20		4,350,000	7,460,250
TOTAL BRAZIL			288,036,851
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (e)		29,747,000	34,060,315
Colombia - 2.7%
Colombian Republic:
4.375% 7/12/21		19,280,000	22,200,920
6.125% 1/18/41		31,515,000	42,545,250
7.375% 3/18/19		10,060,000	13,304,350
7.375% 9/18/37		16,605,000	25,488,675
8.125% 5/21/24		7,850,000	11,735,750
10.375% 1/28/33		22,390,000	40,861,750
11.75% 2/25/20		14,931,000	24,262,875
TOTAL COLOMBIA			180,399,570
Congo - 0.4%
Congo Republic 3% 6/30/29 (d)		33,924,500	27,309,223
Government Obligations - continued
		Principal Amount (c)	Value
Croatia - 2.2%
Croatia Republic:
6.25% 4/27/17 (e)		$ 86,660,000	$ 93,809,450
6.375% 3/24/21 (e)		36,340,000	40,337,400
6.625% 7/14/20 (e)		9,920,000	11,135,200
TOTAL CROATIA			145,282,050
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		8,049,000	8,330,715
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (e)		7,855,000	8,954,700
Ghana - 0.1%
Ghana Republic 8.5% 10/4/17 (e)		8,015,000	9,357,513
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)		9,120,000	10,146,000
Hungary - 1.8%
Hungarian Republic:
4.75% 2/3/15		72,365,000	72,440,983
7.625% 3/29/41		42,318,000	47,396,160
TOTAL HUNGARY			119,837,143
Iceland - 0.8%
Republic of Iceland:
4.875% 6/16/16 (e)		17,998,000	18,897,900
5.875% 5/11/22 (e)		27,695,000	30,187,550
TOTAL ICELAND			49,085,450
Indonesia - 3.3%
Indonesian Republic:
5.25% 1/17/42 (e)		26,385,000	30,047,238
5.875% 3/13/20 (e)		12,325,000	14,851,625
6.625% 2/17/37 (e)		13,640,000	18,073,000
6.875% 3/9/17 (e)		9,505,000	11,406,000
6.875% 1/17/18 (e)		21,070,000	25,810,750
7.25% 4/20/15 (e)		5,360,000	6,097,000
7.5% 1/15/16 (e)		8,150,000	9,586,845
7.75% 1/17/38 (e)		23,250,000	34,642,500
8.5% 10/12/35 (e)		18,310,000	28,999,378
11.625% 3/4/19 (e)		26,395,000	40,318,363
TOTAL INDONESIA			219,832,699
Government Obligations - continued
		Principal Amount (c)	Value
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 25,250,000	$ 23,103,750
Ivory Coast - 0.4%
Ivory Coast 3.75% 12/31/32 (b)(d)		32,805,000	28,048,275
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		12,983,000	12,690,883
Latvia - 0.9%
Latvian Republic:
5.25% 2/22/17 (e)		24,265,000	26,752,163
5.25% 6/16/21 (e)		27,480,000	30,983,700
TOTAL LATVIA			57,735,863
Lebanon - 1.7%
Lebanese Republic:
4% 12/31/17		31,702,000	31,067,960
5.15% 11/12/18		5,265,000	5,278,163
5.45% 11/28/19		7,745,000	7,764,363
6% 5/20/19		9,685,000	10,108,719
6.375% 3/9/20		7,745,000	8,093,525
8.25% 4/12/21 (Reg.S)		3,875,000	4,514,375
9% 3/20/17		24,475,000	28,146,250
11.625% 5/11/16 (Reg. S)		14,940,000	18,338,850
TOTAL LEBANON			113,312,205
Lithuania - 1.9%
Lithuanian Republic:
5.125% 9/14/17 (e)		11,815,000	13,188,494
6.125% 3/9/21 (e)		21,320,000	25,424,100
6.625% 2/1/22 (e)		29,460,000	36,530,400
6.75% 1/15/15 (e)		17,500,000	19,250,000
7.375% 2/11/20 (e)		22,115,000	28,113,694
TOTAL LITHUANIA			122,506,688
Mexico - 4.6%
United Mexican States:
3.625% 3/15/22		31,528,000	34,444,340
5.125% 1/15/20		34,372,000	41,074,540
5.625% 1/15/17		23,444,000	27,429,480
5.75% 10/12/2110		21,034,000	25,293,385
6.05% 1/11/40		41,446,000	55,434,025
6.75% 9/27/34		36,215,000	51,606,375
7.5% 4/8/33		5,495,000	8,352,400
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
8.3% 8/15/31		$ 8,670,000	$ 13,980,375
11.375% 9/15/16		13,263,000	18,435,570
11.5% 5/15/26		13,860,000	25,987,500
TOTAL MEXICO			302,037,990
Mongolia - 0.0%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		1,705,000	1,794,513
Namibia - 0.4%
Republic of Namibia 5.5% 11/3/21 (e)		23,195,000	25,862,425
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		15,090,000	16,561,275
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		6,195,000	7,031,325
Panama - 0.8%
Panamanian Republic:
6.7% 1/26/36		2,875,000	4,039,375
7.125% 1/29/26		10,725,000	15,202,688
8.875% 9/30/27		10,360,000	16,783,200
9.375% 4/1/29		9,155,000	15,586,388
TOTAL PANAMA			51,611,651
Peru - 1.8%
Peruvian Republic:
5.625% 11/18/50		16,000,000	20,720,000
6.55% 3/14/37		9,445,000	13,860,538
7.35% 7/21/25		20,090,000	29,351,490
8.75% 11/21/33		30,220,000	52,507,250
TOTAL PERU			116,439,278
Philippines - 5.0%
Philippine Republic:
4% 1/15/21		19,650,000	21,958,875
5% 1/13/37		14,855,000	17,640,313
5.5% 3/30/26		13,360,000	16,750,100
6.375% 1/15/32		18,875,000	25,552,975
6.375% 10/23/34		31,780,000	43,776,950
6.5% 1/20/20		20,325,000	25,965,188
7.5% 9/25/24		1,580,000	2,247,550
7.75% 1/14/31		25,640,000	39,229,200
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
8.375% 6/17/19		$ 10,220,000	$ 14,103,600
9.5% 2/2/30		20,120,000	34,783,456
9.875% 1/15/19		10,215,000	14,786,213
10.625% 3/16/25		40,700,000	71,326,750
TOTAL PHILIPPINES			328,121,170
Poland - 1.9%
Polish Government:
3% 3/17/23		19,915,000	19,566,488
5% 3/23/22		47,275,000	54,839,000
6.375% 7/15/19		42,130,000	52,030,550
TOTAL POLAND			126,436,038
Qatar - 0.8%
State of Qatar:
3.125% 1/20/17 (e)		14,985,000	15,771,713
5.75% 1/20/42 (e)		21,825,000	27,608,625
6.4% 1/20/40 (e)		7,805,000	10,669,279
TOTAL QATAR			54,049,617
Romania - 0.4%
Romanian Republic 6.75% 2/7/22 (e)		25,373,000	28,481,193
Russia - 5.4%
Russian Federation:
3.25% 4/4/17 (e)		14,600,000	15,366,500
5.625% 4/4/42 (e)		38,800,000	46,610,440
7.5% 3/31/30 (Reg. S)		96,952,500	122,402,508
11% 7/24/18 (Reg. S)		39,133,000	57,036,348
12.75% 6/24/28 (Reg. S)		58,187,000	113,243,539
TOTAL RUSSIA			354,659,335
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		4,800,000	5,808,000
Serbia - 0.5%
Republic of Serbia 6.75% 11/1/24 (e)		29,896,667	29,298,733
Slovakia - 0.7%
Slovakia Republic 4.375% 5/21/22 (e)		45,360,000	47,800,368
Government Obligations - continued
		Principal Amount (c)	Value
South Africa - 0.4%
South African Republic:
4.665% 1/17/24		$ 19,950,000	$ 22,344,000
6.25% 3/8/41		3,930,000	5,189,958
TOTAL SOUTH AFRICA			27,533,958
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		15,405,000	16,560,375
6.25% 10/4/20 (e)		13,160,000	14,377,300
7.4% 1/22/15 (e)		6,190,000	6,747,100
8.25% 10/24/12 (e)		5,802,000	5,807,802
TOTAL SRI LANKA			43,492,577
Turkey - 7.5%
Turkish Republic:
0% 2/20/13	TRY	37,380,000	20,276,401
0% 3/20/13	TRY	36,205,000	19,528,239
0% 5/15/13	TRY	36,995,000	19,721,747
5.125% 3/25/22		13,395,000	14,868,450
5.625% 3/30/21		17,865,000	20,366,100
6% 1/14/41		26,135,000	30,381,938
6.25% 9/26/22		23,625,000	28,409,063
6.75% 4/3/18		17,590,000	20,888,125
6.75% 5/30/40		24,010,000	30,612,750
6.875% 3/17/36		33,045,000	42,010,109
7% 3/11/19		12,685,000	15,475,700
7% 6/5/20		17,155,000	21,122,952
7.25% 3/5/38		12,400,000	16,523,000
7.375% 2/5/25		42,365,000	55,074,500
7.5% 7/14/17		20,620,000	24,795,550
7.5% 11/7/19		8,310,000	10,481,403
8% 2/14/34		17,820,000	25,259,850
11.875% 1/15/30		41,155,000	77,782,950
TOTAL TURKEY			493,578,827
Ukraine - 1.0%
Ukraine Government:
7.75% 9/23/20 (e)		20,485,000	20,075,300
7.95% 6/4/14 (e)		15,480,000	15,481,084
9.25% 7/24/17 (e)		30,730,000	32,303,376
TOTAL UKRAINE			67,859,760
Government Obligations - continued
		Principal Amount (c)	Value
Uruguay - 0.3%
Uruguay Republic:
6.875% 9/28/25		$ 3,945,000	$ 5,365,200
7.625% 3/21/36		9,870,000	15,372,525
TOTAL URUGUAY			20,737,725
Venezuela - 6.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		458,489	13,640,048
5.75% 2/26/16 (Reg S.)		20,725,000	18,859,750
6% 12/9/20		17,675,000	13,344,625
7.75% 10/13/19 (Reg. S)		58,355,000	50,622,963
8.25% 10/13/24		30,000,000	24,675,000
8.5% 10/8/14		13,690,000	13,758,450
9% 5/7/23 (Reg. S)		23,640,000	20,826,840
9.25% 9/15/27		38,130,000	34,317,000
9.25% 5/7/28 (Reg. S)		21,980,000	19,342,400
9.375% 1/13/34		29,645,000	26,309,938
10.75% 9/19/13		28,655,000	29,371,375
11.75% 10/21/26 (Reg. S)		50,195,000	50,571,463
11.95% 8/5/31 (Reg. S)		60,325,000	61,531,500
12.75% 8/23/22		35,475,000	37,780,875
TOTAL VENEZUELA			414,952,227
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		13,775,000	13,830,100
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,689,356,937)			4,214,986,302
Investment Companies - 3.4%
	Shares
United States of America - 3.4%
iShares MSCI Brazil Index ETF	1,935,955	104,638,368
iShares MSCI Emerging Markets Index ETF	2,800,700	115,724,924
TOTAL INVESTMENT COMPANIES (Cost $224,243,384)		220,363,292
Preferred Securities - 0.3%
	Principal Amount (c)	Value
Brazil - 0.3%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f) (Cost $15,805,834)	$ 15,015,000	$ 16,364,839
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $197,171,408)	197,171,408	197,171,408
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) # (Cost $33,603,000)	$ 33,603,549	33,603,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,864,358,856)		6,552,421,730
NET OTHER ASSETS (LIABILITIES) - 0.4%		28,720,046
NET ASSETS - 100%		$ 6,581,141,776
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
EUR	-	European Monetary Unit
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,243,066,375 or 34.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$33,603,000 due 10/01/12 at 0.20%
Barclays Capital, Inc.	$ 9,371,078
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,614,294
RBS Securities, Inc.	17,617,628
$ 33,603,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 269,071
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,869,932,889	$ -	$ 1,869,474,126	$ 458,763
Government Obligations	4,214,986,302	-	4,214,986,302	-
Investment Companies	220,363,292	220,363,292	-	-
Preferred Securities	16,364,839	-	16,364,839	-
Money Market Funds	197,171,408	197,171,408	-	-
Cash Equivalents	33,603,000	-	33,603,000	-
Total Investments in Securities:	$ 6,552,421,730	$ 417,534,700	$ 6,134,428,267	$ 458,763
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $5,831,956,603. Net unrealized appreciation aggregated $720,465,127, of which $737,653,075 related to appreciated investment securities and $17,187,948 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012